Financial Risk and Insurance Management - Summary of Financial Assets and Financial Liabilities Measured at Fair Value (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Derivative financial assets	S/ 67,472		S/ 82,213	S/ 82,606
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	235,745		241,133	208,694	S/ 138,771
Trade accounts receivable	962,457		861,336	574,717
Other assets	277,716		244,301	275,401
Financial liabilities measured at fair value [Abstract]
Contingent consideration			64,008	69,470	848
Derivative financial liabilities	42,370			15,317
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	2,965,541		3,376,282	1,307,667
Lease liabilities	147,888		158,045	162,922	S/ 140,583
Trade accounts payable	931,265		749,349	512,587
Capital Risk [Member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	235,745		241,133	208,694
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,619,774		3,761,582	3,348,647
Lease liabilities	147,888		158,045	162,922
Trade accounts payable	934,006		753,255	513,383
Other payables	148,155	[1]	273,962	200,283
Other financial liabilities	4,849,823		4,946,844	4,225,235
Capital Risk [Member] | Other Financial Liabilities [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,619,774		3,761,582	3,348,647
Lease liabilities	147,888		158,045	162,922
Trade accounts payable	934,006		753,255	513,383
Other payables	148,155	[1]	273,962	200,283
Other financial liabilities	4,849,823		4,946,844	4,225,235
Capital Risk [Member] | Fair Value [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,768,101		3,930,474	3,115,560
Other financial liabilities	3,768,101		3,930,474	3,115,560
Capital Risk [Member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,768,101		3,930,474	3,115,560
Other financial liabilities	3,768,101		3,930,474	3,115,560
Capital Risk [Member] | Financial liabilities at fair value, class [member]
Disclosure of financial assets [abstract]
Derivative financial instruments	42,370
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments				15,317
Contingent consideration			64,008	69,470
Put Liability			121,636	136,938
Derivative financial liabilities	42,370		185,644	221,725
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Fair Value Hedging Instruments [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	42,370
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments				15,317
Derivative financial liabilities	42,370			15,317
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Contingent consideration			64,008	69,470
Put Liability			121,636	136,938
Derivative financial liabilities			185,644	206,408
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	42,370
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments				15,317
Contingent consideration			64,008	69,470
Put Liability			121,636	136,938
Derivative financial liabilities	42,370		185,644	221,725
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	42,370
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments				15,317
Derivative financial liabilities	42,370			15,317
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Level 3 of fair value hierarchy [member] | Fair Value [Member]
Financial liabilities measured at fair value [Abstract]
Contingent consideration			64,008	69,470
Put Liability			121,636	136,938
Derivative financial liabilities			185,644	206,408
Capital Risk [Member] | Financial assets at fair value, class [member]
Disclosure of financial assets [abstract]
Other investments	100,510		93,421
Derivative financial instruments	67,472		82,213	82,606
Derivative financial assets	167,982		175,634	82,606
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value Other Comprehensive Income Debt Instruments [Member]
Disclosure of financial assets [abstract]
Other investments	100,510		93,421
Derivative financial assets	100,510		93,421
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value Hedging Instruments [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	67,472		82,213	82,606
Derivative financial assets	67,472		82,213	82,606
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Other investments	100,510		93,421
Derivative financial instruments	67,472		82,213	82,606
Derivative financial assets	167,982		175,634	82,606
Capital Risk [Member] | Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Other investments	100,510		93,421
Derivative financial assets	100,510		93,421
Capital Risk [Member] | Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	67,472		82,213	82,606
Derivative financial assets	67,472		82,213	82,606
Capital Risk [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	235,745		241,133	208,694
Trade accounts receivable	962,457		861,336	589,308
Other assets	42,063	[2]	35,798	127,469
Other financial assets	1,240,265		1,138,267	925,471
Capital Risk [Member] | Financial assets at amortised cost, class [member] | Financial Assets At Amortized Cost [Member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	235,745		241,133	208,694
Trade accounts receivable	962,457		861,336	589,308
Other assets	42,063	[2]	35,798	127,469
Other financial assets	S/ 1,240,265		S/ 1,138,267	S/ 925,471

[1]	They do not include taxes payable, prepayments and labor liabilities.
[2]	They do not include taxes receivable and prepayments.